CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)
Allowance for accounts receivable (in dollars)	$ 137		$ 141
Common stock, par value (in dollars per share)		€ 0.122		€ 0.122
Common stock, shares authorized	29,845,490	29,845,490	29,845,490	29,845,490
Common stock, shares issued	24,962,250	24,962,250	24,645,650	24,645,650
Common stock, shares outstanding	24,962,250	24,962,250	24,645,650	24,645,650